Net Income (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except per share data):

	Fiscal Year Ended March 31,
	2018	2019	2020
Numerator:
Net income (loss)	$9,222	$(116,194)	$(418,024)
Denominator:
Weighted average shares outstanding, basic and diluted	231,956	235,939	264,933
Net income (loss) per share, basic and diluted	$0.04	$(0.49)	$(1.58)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	A summary of these weighted-average anti-dilutive common share equivalents is provided in the table below (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Stock options	—	—	4,763
Unvested restricted stock and RSUs	—	—	3,819
Shares committed under ESPP	—	—	64
Unvested equity awards	10,038	6,399	—